Securities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of securities at amortised cost [Abstract]
Details of securities at amortized cost
(1) Details of securities at amortized cost as of December 31, 2024 and 2025 are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Korean treasury and government agencies	7,646,463	9,698,695
Financial institutions	4,004,011	3,352,648
Corporates	5,997,996	4,587,881
Bond denominated in foreign currencies	1,555,470	1,079,302
Others	10,000	—
Allowance for credit losses	(10,763)	(11,067)

Total	19,203,177	18,707,459

Changes in allowance for credit losses of securities at amortized cost
(2) Changes in the loss allowance and gross carrying amount of securities at amortized cost are as follows (Unit: Korean Won in millions):
1) Loss allowance

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(8,385)	—	—	(8,385)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(5,549)	—	—	(5,549)
Others (*)	(7)	—	—	(7)

Ending balance	(13,941)	—	—	(13,941)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(13,941)	—	—	(13,941)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of loss allowance	3,287	—	—	3,287
Others (*)	(109)	—	—	(109)

Ending balance	(10,763)	—	—	(10,763)

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(10,763)	—	—	(10,763)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(330)	—	—	(330)
Others (*)	26	—	—	26

Ending balance	(11,067)	—	—	(11,067)

(*)	Changes due to foreign currencies translation, etc.

Changes in gross carrying amount of securities at amortized cost
2) Gross carrying amount

	For the year ended December 31, 2023
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	28,276,901	—	—	28,276,901
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	4,244,256	—	—	4,244,256
Disposal / Repayment	(8,727,124)	—	—	(8,727,124)
Amortization based on effective interest method	167,219	—	—	167,219
Others (*)	48,861	—	—	48,861

Ending balance	24,010,113	—	—	24,010,113

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2024
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	24,010,113	—	—	24,010,113
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	2,586,171	—	—	2,586,171
Disposal / Repayment	(7,634,677)	—	—	(7,634,677)
Amortization based on effective interest method	93,318	—	—	93,318
Changes due to business combinations	10,000	—	—	10,000
Others (*)	149,015	—	—	149,015

Ending balance	19,213,940	—	—	19,213,940

(*)	Changes due to foreign currencies translation, etc.

	For the year ended December 31, 2025
	Stage 1	Stage 2	Stage 3	Total

Beginning balance	19,213,940	—	—	19,213,940
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	5,312,962	—	—	5,312,962
Disposal / Repayment	(5,900,990)	—	—	(5,900,990)
Amortization based on effective interest method	111,965	—	—	111,965
Others (*)	(19,351)	—	—	(19,351)

Ending balance	18,718,526	—	—	18,718,526

(*)	Changes due to foreign currencies translation, etc.